Share Based Compensation - Summary of Performance Criteria (Parenthetical) (Detail) - Country	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of companies in peer group	11	11	12	12